Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

The Company and its Subsidiaries

We are a biopharmaceutical company developing proprietary therapeutics primarily for the treatment of central nervous system ("CNS") disorders. Our product development programs focus primarily on large pharmaceutical markets with significant unmet medical needs and commercial potential. We are directly developing our product candidates and also utilizing corporate partnerships. These collaborations have helped to fund product development and have enabled us to retain significant economic interest in our products. In December 2010, Ingenex, Inc., our 81% owned subsidiary, assuming the conversion of all preferred stock to common stock, was dissolved under the laws of Delaware. We operate in only one business segment, the development of pharmaceutical products.

In September 2009, we were awarded a $7.6 million grant by the National Institute of Health ("NIH") in partial support of a second controlled Phase 3 study of our Probuphine product for the treatment of opioid dependence. We will require significant further capital expenditures to support this and other clinical studies, manufacturing development, testing, and regulatory clearances prior to commercialization.

The accompanying financial statements have been prepared assuming we will continue as a going concern. We expect to continue to incur substantial additional operating losses from costs related to the continuation of research and development, clinical trials, the regulatory process, and administrative activities. We believe that our working capital at December 31, 2011, which includes the proceeds from the recent Deerfield transactions, is sufficient to fund our planned operations late into the second quarter of 2012, including the preparation of the Probuphine NDA. In the event we are unable to enter into a corporate partnership or licensing arrangement during this period that provides us with the funds required to complete the regulatory process and commercialize Probuphine, if approved, we will need to obtain additional financing, either through the sale of debt or equity securities, to continue our Probuphine program and other product development activities. If we are unable to complete a debt or equity offering, or otherwise obtain sufficient financing when and if needed, we may be required to reduce, defer or discontinue one or more of our product development activities. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of Titan Pharmaceuticals, Inc. and our wholly and majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Stock-Based Compensation

The Company accounts for stock-based payment arrangements in accordance with ASC 718, Compensation—Stock Compensation and ASC 505-50, Equity—Equity Based Payments to Non-Employees which require the recognition of compensation expense using a fair-value based method, for all stock-based payments including stock options and restricted stock awards and stock issued under an employee stock purchase plan. These standards require companies to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. See Note 12 for a discussion of the Company's stock-based compensation plans. Our non-cash stock-based compensation expense related to employees and non-employee members of the Company's board of directors totaled $1.2 million, $0.7 million and $1.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Warrants Issued in Connection with Equity Financing

We generally account for warrants issued in connection with equity financings as a component of equity, unless there is a deemed possibility that we may have to settle warrants in cash. For warrants issued with deemed possibility of cash settlement, we record the fair value of the issued warrants as a liability at each reporting period and record changes in the estimated fair value as a non-cash gain or loss in the Condensed Consolidated Statements of Operations.

Cash, Cash Equivalents and Marketable Securities

Our investment policy emphasizes liquidity and preservation of principal over other portfolio considerations. We select investments that maximize interest income to the extent possible given these two constraints. We satisfy liquidity requirements by investing excess cash in securities with different maturities to match projected cash needs and limit concentration of credit risk by diversifying our investments among a variety of high credit-quality issuers and limit the amount of credit exposure to any one issuer. The estimated fair values have been determined using available market information. We do not use derivative financial instruments in our investment portfolio.

All investments with original maturities of three months or less are considered to be cash equivalents. Our marketable securities, consisting primarily of high-grade debt securities including money market funds, U.S. government and corporate notes and bonds, and commercial paper, are classified as available-for-sale at time of purchase and carried at fair value. If the fair value of a security is below its amortized cost and we plan to sell the security before recovering its cost, the impairment is considered to be other-than-temporary. Other-than-temporary declines in fair value of our marketable securities are charged against interest income. We did not have cash equivalents or marketable securities as of December 31, 2011 and 2010.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the assets.

Revenue Recognition

We generate revenue principally from collaborative research and development arrangements, technology licenses, and government grants. Consideration received for revenue arrangements with multiple components is allocated among the separate units of accounting based on their respective selling prices. The selling price for each unit is based on vendor-specific objective evidence, or VSOE, if available, third party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third party evidence is available. The applicable revenue recognition criteria are then applied to each of the units.

Revenue is recognized when the four basic criteria of revenue recognition are met: (1) a contractual agreement exists; (2) transfer of technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectibility is reasonably assured. For each source of revenue, we comply with the above revenue recognition criteria in the following manner:

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Collaborative arrangements typically consist of non-refundable and/or exclusive technology access fees, cost reimbursements for specific research and development spending, and various milestone and future product royalty payments. If the delivered technology does not have stand-alone value, the amount of revenue allocable to the delivered technology is deferred. Non-refundable upfront fees with stand-alone value that are not dependent on future performance under these agreements are recognized as revenue when received, and are deferred if we have continuing performance obligations and have no evidence of fair value of those obligations. Cost reimbursements for research and development spending are recognized when the related costs are incurred and when collectability is reasonably assured. Payments received related to substantive, performance-based "at-risk" milestones are recognized as revenue upon achievement of the clinical success or regulatory event specified in the underlying contracts, which represent the culmination of the earnings process. Amounts received in advance are recorded as deferred revenue until the technology is transferred, costs are incurred, or a milestone is reached.

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Technology license agreements typically consist of non-refundable upfront license fees, annual minimum access fees or royalty payments. Non-refundable upfront license fees and annual minimum payments received with separable stand-alone values are recognized when the technology is transferred or accessed, provided that the technology transferred or accessed is not dependent on the outcome of our continuing research and development efforts.

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Government grants, which support our research efforts in specific projects, generally provide for reimbursement of approved costs as defined in the notices of grants. Grant revenue is recognized when associated project costs are incurred.

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Royalties earned are based on third-party sales of licensed products and are recorded in accordance with contract terms when third-party results are reliably measurable and collectibility is reasonably assured. Pursuant to certain license agreements, we earn royalties on the sale of Fanapt™ by Novartis Pharma AG in the U.S. As described in Note 7, Commitments and Contingencies, we are obligated to pay royalties on such sales to Sanofi-Aventis and another third party. As we have no performance obligations under the license agreements, we have recorded the royalties earned, net of royalties we are obligated to pay, as revenue in our consolidated statement of operations.

Research and Development Costs and Related Accrual

Research and development expenses include internal and external costs. Internal costs include salaries and employment related expenses, facility costs, administrative expenses and allocations of corporate costs. External expenses consist of costs associated with outsourced clinical research organization activities, sponsored research studies, product registration, patent application and prosecution, and investigator sponsored trials. We also record accruals for estimated ongoing clinical trial costs. Clinical trial costs represent costs incurred by clinical research organizations, ("CROs"), and clinical sites. These costs are recorded as a component of R&D expenses. Under our agreements, progress payments are typically made to investigators, clinical sites and CROs. We analyze the progress of the clinical trials, including levels of patient enrollment, invoices received and contracted costs when evaluating the adequacy of accrued liabilities. Significant judgments and estimates must be made and used in determining the accrued balance in any accounting period. Actual results could differ from those estimates under different assumptions. Revisions are charged to expense in the period in which the facts that give rise to the revision become known.

Net Loss Per Share

We calculate basic net loss per share using the weighted average common shares outstanding for the period. Diluted net income per share would include the impact of other dilutive equity instruments, primarily our options and warrants. For the years ended December 31, 2011, 2010 and 2009, options and warrants totaled 18.6 million, 12.1 million, and 12.8 million shares, respectively. We reported net losses for all years presented and, therefore, options and warrants were excluded from the calculation of diluted net loss per share as they were anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net loss and other comprehensive income (loss). We had no unrealized gains or losses at December 31, 2011 and 2010. Comprehensive loss for the years ended December 31, 2011, 2010, and 2009 was $15.2 million, $6.8 million, and $5.9 million, respectively. Comprehensive loss has been disclosed in the accompanying consolidated statements of stockholders' deficit for all periods presented.

Recent Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-05 Presentation of Comprehensive Income that improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, adjustments must be displayed for items that are reclassified from other comprehensive income ("OCI") to net income, in both net income and OCI. The standard does not change the current option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements. Additionally, the standard does not affect the calculation or reporting of earnings per share. For public entities, the amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. In December 2011, the FASB issued ASU No. 2011-12 to defer the effective date of certain amendments to the presentation of reclassifications of items out of the accumulated other comprehensive income in ASU No 2011-05 to allow the FASB time to redeliberate on the matter. ASU No. 2011-12 is effective at the same time as the amendments in ASU No. 2011-05. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 which amends GAAP to conform to the measurement and disclosure requirements in International Financial Reporting Standards ("IFRS"). The amendments in this ASU change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments include the following:

•	Those that clarify the FASB's intent regarding the application of existing fair value measurement and disclosure requirements; and

•	Those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

In addition, to improve consistency in application across jurisdictions some changes in wording are necessary to ensure that GAAP and IFRS fair value measurement and disclosure requirements are described in the same way (for example, using the word shall rather than should to describe the requirements in GAAP). The amendments in this ASU are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. We will evaluate the requirements and do not believe that the adoption of this update will have a material impact on our consolidated financial statements at this time.

Subsequent Events

We have evaluated events that have occurred subsequent to December 31, 2011 and through the date that the financial statements are issued.

Fair Value Measurements

We measure the fair value of financial assets and liabilities based on authoritative guidance which defines fair value, establishes a framework consisting of three levels for measuring fair value, and expands disclosures about fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—quoted prices for similar assets and liabilities in active markets or inputs that are observable;

Level 3— inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

Financial instruments, including cash, receivables, accounts payable and accrued liabilities are carried at cost, which we believe approximates fair value due to the short-term nature of these instruments. Our warrant liabilities are classified within level 3 of the fair value hierarchy because the value is calculated using significant judgment based on our own assumptions in the valuation of these liabilities.

For the year ended December 31, 2011, as a result of the fair value adjustment of the warrant liability, we recorded a non-cash gain on a decrease in the fair value of $1.9 million in our consolidated statement of operations. See Note 9 for further discussion on the calculation of the fair value of the warrant liability.

(in thousands)	Warrant liability
Fair value of warrants issued in connection with Deerfield financing on March 15, 2011	$5,473
Adjustment to fair value at December 31, 2011	(1,862)

Total warrant liability at December 31, 2011	$3,611